Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity (Deficit)

11. STOCKHOLDERS’ EQUITY (DEFICIT)

Public Offering and Conversion of Debt

The registration statement for the Company’s initial public offering (the “Initial Public Offering”) became effective on August 28, 2020. On September 1, 2020, the Company closed on the Initial Public Offering of 2,031,705 shares of common stock at the public offering price of $6.00 per share, which includes 265,005 shares of common stock sold upon full exercise of the underwriters’ option to purchase additional shares of common stock for gross proceeds of $12,190,200. The net proceeds from the Initial Public Offering after deducting the costs incurred in connection with the Initial Public Offering along with underwriting discount and the underwriters’ fees and expenses were $10,789,100.

In addition, upon closing of the Initial Public Offering, the Company issued to the underwriters, warrants to purchase an aggregate of 88,335 shares of common stock exercisable at a per share price of $7.50 for a term of four years beginning on August 28, 2021. The fair value of these warrants is $167,400.

Also upon closing of the Initial Public Offering, the Company issued to Olympic Views, LLC (“Olympic”), 82,826 shares of common stock as a result of the conversion of debt owed to Olympic in the amount of $442,000 and accrued interest of $55,000 into shares of common stock at the public offering price per share of $6.00.

Common Stock

(A) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2019	264,426	$0.42
Exercisable – December 31, 2019	116,970	$0.42
Granted	93,784	$4.32
Exercised	-	$-
Forfeited/Cancelled	(36,038)	$0.40
Outstanding – September 30, 2020	322,172	$1.55
Exercisable – September 30, 2020	141,784	$0.42

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $6.50	322,172	7.86	$1.55	141,784	$0.42

During the nine months ended September 30, 2020, the Company issued 93,784 options to a member of the Board of Directors and employees. The options have an exercise price of $2.22 to $6.50 per share, a term of ten years, and vest from February 7, 2021 through September 31, 2022. The options have an aggregated fair value of approximately $132,700 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

During the nine months ended September 30, 2019, the Company issued 88,742 options to employees. The options have an exercise price of $0.40 per share, a term of ten years, and vest in three years. The options have an aggregated fair value of approximately $7,500 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

The Company recognized share-based compensation net of forfeitures related to options of an aggregate of $9,900 and $800 for the three months ended September 30, 2020 and 2019, respectively. The Company recognized share-based compensation net of forfeitures related to options of an aggregate of $11,000 and $4,300 for the nine months ended September 30, 2020 and 2019, respectively. As of September 30, 2020, unrecognized share-based compensation was $131,100.

The intrinsic value for outstanding and exercisable options as of September 30, 2020 were $1,304,800 and $725,800 respectively and December 31, 2019 were $0 and $0, respectively.

(B) Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2019	22,524	$0.40
Exercisable – December 31, 2019	22,524	$0.40
Granted	88,335	7.50
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding – September 30, 2020	110,859	$6.06
Exercisable – September 30, 2020	22,524	$0.40

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $7.50	110,859	5.76	$6.06	22,524	$0.40

For the nine months ended September 30, 2020, the Company issued 88,335 warrants in connection with its Initial Public Offering. As of September 30, 2020, and December 31, 2019, the total intrinsic value of warrants outstanding and exercisable was $115,800 and $0, respectively. The fair value of these warrants is $167,400 and $0 as of September 30, 2020 and December 31, 2019, respectively. If exercised these warrants will be netted against proceeds.

14. STOCKHOLDERS’ DEFICIT

Common Stock

(A) Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2017	-	$-
Exercisable – December 31, 2017	-	$-
Granted	157,664	$0.42
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2018	157,664	$0.42
Exercisable – December 31, 2018	-	$-
Granted	106,762	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	264,426	$0.42
Exercisable – December 31, 2019	117,218	$0.42

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $0.44	264,426	7.99	$0.42	117,218	$0.42

During the year ended December 31, 2018, the Company issued to 157,664 options to the members of the Board of Directors and an employee. The options have an exercise price of range $0.40-$0.44 share, a term of 5-10 years, and vesting periods ranging from 1-3 years. The options have an aggregated fair value of approximately $9,200 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.

During the year ended December 31, 2019, the Company issued 106,762 options to the members of the Board of Directors and an employee. The options have an exercise price of $0.40 share, a term of 10 years, and 3-year vesting. The options have an aggregated fair value of approximately $9,000 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation. For the year ended December 31, 2019 the Company recognized share-based compensation related to options of an aggregate of $5,500. At December 31, 2019, unrecognized share-based compensation was $12,600.

The intrinsic value for outstanding and exercisable options at December 31, 2019 and 2018 was $0, and $0 respectively.

(B) Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2018	-	$-
Exercisable – December 31, 2018	-	$-
Granted	22,524	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	22,524	$0.40
Exercisable – December 31, 2019	22,524	$0.40

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40	22,524	9.82	$0.40	22,524	$0.40

At December 31, 2019 the total intrinsic value of warrants outstanding and exercisable was $0. During the year ended December 31, 2019, the Company issued 22,524 warrants to consultants. The warrants have an exercise price of $0.40 share, a term of 10 years, and immediate vesting. The warrants have an aggregated fair value of approximately $1,600 that was calculated using the Black-Scholes option-pricing model based on the assumptions discussed above in Note 1 under Stock-Based Compensation.